Provisions - Provisions Narrative (Details) € in Millions, R$ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)
Disclosure of other provisions [line items]
Other provisions	€ 2,630		€ 2,128
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,049	R$ 5,845	719	R$ 4,545
Civil Proceedings
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	391		335
Brazil
Disclosure of other provisions [line items]
Other provisions	1,300		879
Brazil | Tax contingent liability
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities	6,009	33,473	4,786	30,249
Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	336	R$ 1,869	314	R$ 1,986
Brazil | Vivo | Goodwill amortized for tax
Disclosure of other provisions [line items]
Other provisions	€ 176		€ 77